SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage			50.00%	50.00%
Allowance For Doubtful Accounts Percentage Of Accounts Receivable			25.00%	50.00%
Allowance for Doubtful Accounts Receivable	$ 4,349,650		$ 4,029,669	$ 1,662,593
Provision for Doubtful Accounts	319,981	$ 73,543	2,764,836	652,318
Allowance for Doubtful Accounts Receivable, Write-offs			397,760	341,316
Property, Plant, and Equipment, Salvage Value			$ 375
Property, Plant and Equipment, Useful Life			5 years
Deferred Finance Costs, Net			$ 804,265	1,342,709
Debt Issuance Cost				273,740
Income Tax Expense (Benefit)			364,000	263,000
Nonoperating Income (Expense)	83,149	$ (150,000)	(3,693,118)	45,937
Asset Impairment Charges			11,506,631	0
Impairment of Long-Lived Assets to be Disposed of			1,531,000
Extinguishment of Debt, Amount			242,000
Other Assets, Current	318,428		1,794,386	3,441,074
Restricted Cash and Cash Equivalents, Current	$ 1,000,000		1,000,000	500,000
Bank of America Letter of Credit [Member]
Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents, Current			500,000	500,000
Secured Debt [Member]
Accounting Policies [Line Items]
Write off of Deferred Debt Issuance Cost			337,000
Swap [Member]
Accounting Policies [Line Items]
Nonoperating Income (Expense)			2,146,000
Secured Term Loan Obtained In 2013 [Member]
Accounting Policies [Line Items]
Deferred Finance Costs, Net				654,000
Debt Issuance Cost			577,000
Senior Secured Post-Delivery Term Loan [Member]
Accounting Policies [Line Items]
Deferred Finance Costs, Net				238,000
Debt Issuance Cost				$ 199,000
Secured Term Loan Obtained In 2014 [Member]
Accounting Policies [Line Items]
Deferred Finance Costs, Net			259,000
Debt Issuance Cost			225,000
Bulk Atlantic Secured Note [Member]
Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents, Current			500,000
Vessels [Member]
Accounting Policies [Line Items]
Impairment of Long-Lived Assets to be Disposed of			1,531,000
Long Lived Assets To Be Disposed [Member]
Accounting Policies [Line Items]
Asset Impairment Charges			$ 9,976,000
Maximum [Member]
Accounting Policies [Line Items]
U.S. Federal Corporate Income Tax Rate Gross			35.00%
Maximum [Member] | Vessels [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			30 years
Maximum [Member] | Current Fleet [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			25 years
Minimum [Member]
Accounting Policies [Line Items]
U.S. Federal Corporate Income Tax Rate Gross			30.00%
Minimum [Member] | Vessels [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			25 years
Minimum [Member] | Current Fleet [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			4 years
Sales Revenue, Net [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage			10.00%	10.00%
Sales Revenue, Net [Member] | UNITED STATES
Accounting Policies [Line Items]
Concentration Risk, Percentage			21.00%	27.00%
Sales Revenue, Net [Member] | SWITZERLAND
Accounting Policies [Line Items]
Concentration Risk, Percentage			18.00%	11.00%
Sales Revenue, Net [Member] | CANADA
Accounting Policies [Line Items]
Concentration Risk, Percentage			11.00%	10.00%
Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage			10.00%	10.00%
Accounts Receivable [Member] | UNITED STATES
Accounting Policies [Line Items]
Concentration Risk, Percentage			27.00%	27.00%
Accounts Receivable [Member] | SWITZERLAND
Accounting Policies [Line Items]
Concentration Risk, Percentage				11.00%
Accounts Receivable [Member] | CANADA
Accounting Policies [Line Items]
Concentration Risk, Percentage			33.00%
Accounts Receivable [Member] | BRAZIL
Accounting Policies [Line Items]
Concentration Risk, Percentage			11.00%
ST Shipping and Transport Ltd [Member]
Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				50.00%
Three Customer [Member] | Trade Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage			0.00%	0.00%
Bulk Nordic Odyssey Ltd [Member]
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage			50.00%	50.00%
Bulk Cajun [Member]
Accounting Policies [Line Items]
Asset Impairment Charges			$ 1,500,000
Long-term Debt, Current Maturities			45,500
Other Assets, Current			$ 172,000